EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.5%
	ALABAMA — 2.8%
250,000	Alabama Public School and College Authority Series B	5.0000	01/01/26	$ 250,855
100,000	Houston County Health Care Authority Series A	5.0000	10/01/30	100,343
350,000	Southeast Energy Authority Cooperative District(a)	5.0000	05/01/53	364,149
500,000	Southeast Energy Authority Cooperative District Series A(a)	5.0000	01/01/56	522,566
				1,237,913
	ARIZONA — 1.4%
480,000	Phoenix-Mesa Gateway Airport Authority(b)	5.0000	07/01/27	480,228
100,000	Pima County Industrial Development Authority (Obligor: La Posada Park Centre) Series B-3(c)	5.6250	11/15/30	100,092
				580,320
	CALIFORNIA — 10.7%
275,000	California Educational Facilities Authority	5.0000	10/01/26	275,076
225,000	California Health Facilities Financing Authority (Obligor: Providence St. Joseph Health Obligated Group) Series A	5.0000	10/01/26	225,260
500,000	California Public Finance Authority	5.7000	06/01/34	518,488
500,000	California State Public Works Board	5.0000	05/01/26	501,778
400,000	City & County of San Francisco, CA	5.0000	04/01/28	400,549
130,000	M-S-R Energy Authority	6.1250	11/01/29	137,678
195,000	Poway Unified School District Public Financing	5.0000	10/01/38	195,098
1,000,000	San Diego County Regional Airport Authority (Obligor: San Diego County Regional Airport Authority Special Facilities Revenue) Series A	5.0000	07/01/44	1,000,776
875,000	San Diego County Regional Airport Authority (Obligor: San Diego County Regional Airport Authority) Series B(b)	5.0000	07/01/49	886,533
250,000	San Francisco City & County Public Utilities	5.0000	10/01/28	250,815
200,000	San Jacinto Unified School District	5.0000	08/01/27	200,039
				4,592,090
	FLORIDA — 6.5%
400,000	City of Miami Beach Stormwater Revenue	5.0000	09/01/47	403,055
200,000	City of Pembroke Pines	5.0000	10/01/32	200,321
1,550,000	County of Miami-Dade Aviation Revenue(b)	5.0000	10/01/38	1,552,132
300,000	County of Miami-Dade Rickenbacker Causeway Revenue Series A	5.0000	10/01/34	300,370
100,000	Miami-Dade County Industrial Development Authority (Obligor: Academir Charter Schools)(c)	6.7500	07/01/29	100,592
170,000	Viera East Community Development District	5.0000	05/01/26	170,254

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.5% (Continued)
	FLORIDA — 6.5% (Continued)
				$ 2,726,724
	GEORGIA — 0.6%
250,000	Private Colleges & Universities Authority	5.0000	10/01/43	250,085

	ILLINOIS — 23.7%
150,000	Chicago Board of Education	5.0000	12/01/31	156,643
750,000	Chicago Board of Education	5.0000	12/01/36	747,427
1,300,000	Chicago Board of Education	5.0000	12/01/42	1,299,480
760,000	Chicago Board of Education	5.0000	12/01/42	759,696
1,000,000	Chicago O'Hare International Airport(b)	5.0000	01/01/37	1,012,263
635,000	Harvey Public Library District	7.1000	12/01/32	647,579
1,900,000	Illinois Finance Authority (Obligor: OSF Healthcare System Obligated Group) Series A	5.0000	11/15/34	1,901,474
845,000	Illinois Finance Authority (Obligor: Southern IL Healthcare)	5.0000	03/01/32	862,165
400,000	Illinois State Toll Highway Authority	5.0000	01/01/37	400,426
510,000	Illinois State Toll Highway Authority	5.0000	01/01/38	510,498
595,000	Metropolitan Pier & Exposition Authority	7.0000	07/01/26	609,167
85,000	State of Illinois	6.0000	11/01/26	86,761
1,250,000	Village of Manhattan, IL	5.0000	03/01/35	1,251,168
				10,244,747
	INDIANA — 2.4%
340,000	Anderson Industrial Economic Development Revenue (Obligor: Anderson University Inc/Indiana)	4.7500	10/01/27	274,547
765,000	Indiana Finance Authority (Obligor: Earlham College)	5.0000	10/01/32	764,976
				1,039,523
	IOWA — 0.6%
245,000	Iowa Finance Authority (Obligor: Iowa Health System)	5.0000	02/15/30	245,546

	KANSAS — 2.0%
550,000	Ashland Public Building Commission	5.0000	09/01/32	553,103
300,000	Wyandotte County-Kansas City Unified Government (Obligor: Wyandotte County-Kansas City Unified Government Utility System Revenue) Series A	5.0000	09/01/29	300,412
				853,515
	KENTUCKY — 3.0%
1,225,000	Kenton County Airport Board (Obligor: Kenton County Airport Board) Series A(b)	5.2500	01/01/49	1,273,530

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.5% (Continued)
	MARYLAND — 1.9%
125,000	Maryland Health & Higher Educational Facilities	5.0000	08/15/28	$ 125,364
450,000	Maryland Health & Higher Educational Facilities (Obligor: MedStar Health Obligated Group) Series B	5.0000	08/15/26	450,535
200,000	Maryland Health & Higher Educational Facilities Authority (Obligor: Medstar Health)	5.0000	08/15/26	200,238
				776,137
	MASSACHUSETTS — 3.1%
500,000	Massachusetts Development Finance Agency	5.0000	07/01/33	502,988
500,000	Massachusetts Development Finance Agency	5.0000	10/01/34	501,138
150,000	Massachusetts Development Finance Agency (Obligor: Provident Commonwealth)	5.0000	10/01/29	151,284
120,000	North Reading	5.0000	05/15/30	120,236
				1,275,646
	MICHIGAN — 1.6%
85,000	Detroit Wayne County Stadium Authority	5.0000	10/01/26	85,055
605,000	Michigan Finance Authority	5.5000	12/01/29	609,281
				694,336
	MINNESOTA — 1.4%
500,000	City of St. Cloud MN (Obligor: CentraCare Health System Obligated Group)	5.0000	05/01/48	508,520
100,000	Minnesota Housing Finance Agency (Obligor: State of Minnesota) Series A	5.0000	08/01/26	100,171
				608,691
	MISSOURI — 1.7%
500,000	County of Jackson	5.0000	12/01/28	501,526
200,000	Missouri Development Finance Board Series A	5.0000	06/01/27	200,267
				701,793
	NEBRASKA — 0.9%
395,000	Madison County Hospital Authority No. 1 (Obligor: Faith Regional Health Services)	5.0000	07/01/29	395,175

	NEW JERSEY — 1.8%
400,000	New Jersey Economic Development Authority(b)	5.1250	01/01/34	400,676
350,000	New Jersey Economic Development Authority (Obligor: NY/NJ Link Borrower LLC)(b)	5.0000	01/01/31	350,664

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.5% (Continued)
	NEW JERSEY — 1.8% (Continued)
				$ 751,340
	NEW YORK — 4.9%
250,000	Albany Capital Resource Corporation (Obligor: Albany College of Pharmacy and Health Sciences) Series A	5.0000	12/01/28	250,214
1,000,000	Metropolitan Transportation Authority Series C-1	5.0000	11/15/30	1,020,287
200,000	Nassau County Local Economic Assistance (Obligor: Catholic Health Services of Long Island Obligated Group)	5.0000	07/01/34	200,513
225,000	New York Transportation Development Corporation(b)	5.0000	07/01/30	225,231
400,000	Onondaga Civic Development Corp., (Obligor: Crouse Health)	5.0000	08/01/31	396,617
				2,092,862
	NORTH CAROLINA — 0.2%
100,000	North Carolina Capital Facilities Finance Agency (Obligor: Arc Of North Carolina) Series A	5.0000	10/01/27	100,701

	OHIO — 1.6%
500,000	Ohio Housing Finance Agency	7.0000	03/01/49	587,931
100,000	State of Ohio(b)	5.0000	12/31/29	100,169
				688,100
	OKLAHOMA — 0.6%
270,000	Oklahoma Housing Finance Agency	5.0000	09/01/27	270,122

	PENNSYLVANIA — 2.5%
300,000	Butler County Hospital Authority (Obligor: Butler Health System)	5.0000	07/01/28	300,085
580,000	Philadelphia Authority for Industrial Development (Obligor: Russell Byers Charter School) Series A	5.0000	05/01/30	587,283
160,000	Philadelphia Parking Authority (The)	5.2500	02/15/29	160,326
				1,047,694
	PUERTO RICO — 5.1%
505,000	Children's Trust Fund	5.5000	05/15/39	511,932
200,000	Puerto Rico Electric Power Authority	5.2500	07/01/26	200,242
725,000	Puerto Rico Electric Power Authority Series UU	5.0000	07/01/26	727,756
310,000	Puerto Rico Electric Power Authority	5.0000	07/01/27	310,005
460,000	Puerto Rico Electric Power Authority Series RR	5.0000	07/01/28	460,021
				2,209,956
	TENNESSEE — 1.2%
500,000	Tennessee Energy Acquisition Corporation Series C	5.0000	02/01/27	506,260

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.5% (Continued)
	TEXAS — 8.7%
200,000	Arlington Higher Education Finance Corporation (Obligor: Wayside Schools) Series A	5.0000	08/15/27	$ 202,463
1,555,000	Bexar County Hospital District (Obligor: Bexar County Hospital District)	5.0000	02/15/32	1,557,286
255,000	City of Houston TX Combined Utility System Revenue	5.0000	11/15/36	255,176
140,000	City of San Antonio	5.0000	02/01/27	140,242
200,000	City of San Antonio	5.0000	02/01/28	200,345
20,000	Harris County Cultural Education Facilities Finance Corporation (Obligor: Brazos Presbyterian Obligated Group) Series A	5.0000	01/01/33	20,006
250,000	Houston Higher Education Finance Corporation (Obligor: Harmony Public Schools) Series A	5.0000	02/15/28	250,318
280,000	Keller Independent School District Series A	5.0000	08/15/26	280,458
100,000	Kountze Economic Development Corporation (Obligor: Allegiant Industrial, LLC)(c)	5.0000	11/01/27	85,000
100,000	North Harris County Regional Water Authority	5.0000	12/15/26	100,142
265,000	Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)(b),(d)	8.0000	02/01/39	198,750
50,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University, Inc.) Series B	5.2500	10/01/28	49,987
335,000	San Juan Higher Education Finance Authority (Obligor: Idea Public Schools)	8.2500	08/15/29	341,873
				3,682,046
	VIRGINIA — 1.4%
200,000	Northern Virginia Transportation Authority (Obligor: Commonwealth of Virginia)	5.0000	06/01/28	200,370
400,000	Riverside Regional Jail Authority	5.0000	07/01/28	400,667
				601,037
	WASHINGTON — 0.7%
290,000	Washington Health Care Facilities Authority (Obligor: Providence St. Joseph)	5.0000	10/01/26	290,215

	WISCONSIN — 3.5%
200,000	Public Finance Authority (Obligor: Noorda College of Osteopathic)(c)	6.5000	06/01/45	180,554
405,000	Public Finance Authority (Obligor: Prime Healthcare Foundation) Series A	5.0000	12/01/27	409,884
150,000	Wisconsin Health & Educational Facilities	5.0000	06/01/39	150,274
740,000	Wisconsin Health & Educational Facilities Authority (Obligor: Iowa Health System)	5.0000	12/01/27	742,135
				1,482,847
	TOTAL MUNICIPAL BONDS (Cost $41,062,888)			41,218,951

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
Fair Value
TOTAL INVESTMENTS – 96.5% (Cost $41,062,888)	$ 41,218,951
OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%	1,488,656
NET ASSETS - 100.0%	$ 42,707,607

(a)	Variable rate security; the rate shown represents the rate on November 30, 2025
(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of November 30, 2025 the total value of securities subject to the AMT was 6,480,176 or 15.2% of net assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is 466,238 or 1.1% of net assets.
(d)	Issuer in default.